SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Summary of compensation expense recognized for share-based awards

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Share-based compensation expenses
—Share options(a)	72,203	47,405	19,560

Summary of assumptions used to determine the fair value of share options granted

	Year ended December 31,
	2021	2022
Risk-free interest rate	2.88%~3.19%	3.98%
Expected volatility	42.93%~43.41%	43.60%
Expected life of option (years)	10	10
Expected dividend yield	—	—
Fair value per ordinary share	US$0.84~US$2.25	US$0.12

Summary of stock option activity

			Weighted
			average
			remaining	Aggregate
	Number of	Weighted average	contractual	intrinsic
	options	exercise price (US$)	life (years)	value (US$)
Outstanding at January 31, 2020	11,365,268	0.44	7.59	17,737
Granted	19,175,500	0.86
Forfeited	(1,778,500)	0.60
Exercised	(2,655,669)	0.48
Outstanding at December 31, 2020	26,106,599	0.74	8.08	30,299
Granted	3,840,000	1.10
Forfeited	(4,709,197)	0.81
Exercised	(3,011,064)	0.43
Outstanding at December 31, 2021	22,226,338	0.80	7.41	26,813
Granted	1,010,000	1.10
Forfeited	(2,537,466)	0.98
Exercised	(956,256)	0.44
Outstanding at December 31, 2022	19,742,616	0.81	6.49	22,974
Exercisable as of December 31, 2022	10,650,023	0.63	5.54	13,640
Expected to vest as of December 31, 2022	8,212,534	1.01	7.59	8,475